Investment Holding Level 4 Repurchase Agreements, Dollar Roll Transactions and Other (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Securities Received as Collateral			$ 0	$ 9
Interest-bearing Deposit Liabilities, Domestic			28	24
Equity Method Investments			$ 999
Aggregate Investment Loss Percentage of Company's Pre Tax Consolidated Net Income Minimum			10.00%
Assets			$ 158,888	154,713
Liabilities			155,703	152,161
Net investment income	$ 520	$ 509	816	924
Net income	94	409	399	359
Securities Sold under Agreements to Repurchase, Gross			262	269
Securities Sold Under Agreements to Repurchase, Collateral, Obligation to Return			267	273
Securities Sold under Agreements to Repurchase, Fair Value of Collateral			28	10
Limited Partner [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Commitments to Fund Limited Partnership and Other Alternative Investments			463
Assets			130,700	140,400
Liabilities			24,300	25,500
Net investment income			1,000	405	$ 653
Net income			5,900	10,200	$ 8,900
Limited Partnerships and Other Alternative Investments [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross Investment Income, Operating	$ 41	$ 67	$ 130	$ 161